Other Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Corporate/bank owned life insurance	$ 4,216		$ 4,071
Accounts receivable	4,208		3,506
Equity in joint ventures and other investments	2,677	[1]	2,643	[1]
Income taxes receivable	2,573		2,826
Fair value of hedging derivatives	1,600		836
Software	986		896
Fails to deliver	961		1,428
Prepaid expenses	784		834
Due from customers on acceptances	321		424
Prepaid pension assets	144		732
Other	1,369		594
Total other assets	$ 19,839		$ 18,790

[1]	Includes Federal Reserve Bank stock of $429 million and $400 million, respectively, at cost.